Earnings per share, textuals (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unvested shares granted under the company's incentive plan	972,551		361,442	13,334
Dividends declared and paid during the period	$ 369	$ 7,168